Income Taxes - Income tax (benefit) provision (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current
Federal	$ 0.9	$ 33.0	$ 30.8
State	0	3.2	2.3
Foreign	2.9	0	0
Current	3.8	36.2	33.1
Deferred
Federal	(80.1)	(26.8)	(3.2)
State	(7.3)	(1.8)	(0.5)
Foreign	(0.1)	(0.5)	1.1
Deferred	(87.5)	(29.1)	(2.6)
Income tax (benefit) provision	$ (83.7)	$ 7.1	$ 30.5